FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss - Treasury shares [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Asset-backed securities:
		£ 2,853	£ 12,020
Total held at fair value through profit or loss		2,853	13,376
The Group [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		2,293	9,836
Asset-backed securities:
Mortgage-backed securities			189
Other asset-backed securities		20	95
		20	284
Corporate and other debt securities		22	522
Total held as trading assets		2,335	10,642
The Group [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities			928
Bank and building society certificates of deposit			222
Asset-backed securities:
Corporate and other debt securities		518	210
Total debt securities		518	1,360
Treasury bills and other bills			18
Total other assets held at fair value through profit or loss		518	1,378
The Group [member] | Due from fellow Lloyds Banking Group undertakings [member]
Asset-backed securities:
Corporate and other debt securities			1,356
The Bank [member]
Asset-backed securities:
		2,811	11,778
Total held at fair value through profit or loss		2,811	11,795
The Bank [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		2,293	9,834
Asset-backed securities:
Mortgage-backed securities			189
Other asset-backed securities			95
			284
Corporate and other debt securities			522
Total debt securities		2,293	10,640
Total held as trading assets		2,293	10,640
The Bank [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities			928
Asset-backed securities:
Corporate and other debt securities		518	210
Total other assets held at fair value through profit or loss		518	1,138
The Bank [member] | Due from fellow Lloyds Banking Group undertakings [member]
Asset-backed securities:
Corporate and other debt securities			17
Investment Grade [member] | The Group [member]
Asset-backed securities:
	[1]	2,853	11,651
Investment Grade [member] | The Group [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	2,293	9,836
Asset-backed securities:
Mortgage-backed securities	[1]		84
Other asset-backed securities	[1]	20	95
	[1]	20	179
Corporate and other debt securities	[1]	22	468
Total held as trading assets	[1]	2,335	10,483
Investment Grade [member] | The Group [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]		928
Bank and building society certificates of deposit	[1]		222
Asset-backed securities:
Corporate and other debt securities	[1]	518
Total debt securities	[1]	518	1,150
Treasury bills and other bills	[1]		18
Total other assets held at fair value through profit or loss	[1]	518	1,168
Investment Grade [member] | The Bank [member]
Asset-backed securities:
	[1]	2,811	11,409
Investment Grade [member] | The Bank [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	2,293	9,834
Asset-backed securities:
Mortgage-backed securities	[1]		84
Other asset-backed securities	[1]		95
	[1]		179
Corporate and other debt securities	[1]		468
Total debt securities	[1]	2,293	10,481
Treasury bills and other bills	[1]
Total held as trading assets	[1]	2,293	10,481
Investment Grade [member] | The Bank [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]		928
Asset-backed securities:
Corporate and other debt securities	[1]	518
Total other assets held at fair value through profit or loss	[1]	518	928
Other [member] | The Group [member]
Asset-backed securities:
	[2]		369
Other [member] | The Group [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Asset-backed securities:
Mortgage-backed securities	[2]		105
Other asset-backed securities	[2]
	[2]		105
Corporate and other debt securities	[2]		54
Total held as trading assets	[2]		159
Other [member] | The Group [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Bank and building society certificates of deposit	[2]
Asset-backed securities:
Corporate and other debt securities	[2]		210
Total debt securities	[2]		210
Treasury bills and other bills	[2]
Total other assets held at fair value through profit or loss	[2]		210
Other [member] | The Bank [member]
Asset-backed securities:
	[2]		369
Other [member] | The Bank [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Asset-backed securities:
Mortgage-backed securities	[2]		105
Other asset-backed securities	[2]
	[2]		105
Corporate and other debt securities	[2]		54
Total debt securities	[2]		159
Treasury bills and other bills	[2]
Total held as trading assets	[2]		159
Other [member] | The Bank [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Asset-backed securities:
Corporate and other debt securities	[2]		210
Total other assets held at fair value through profit or loss	[2]		£ 210

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2018: nil; 2017: nil) and not rated (2018: nil; 2017: 369 million).